Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000080507 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000080507 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000080507 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000080507 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000080507 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000080507 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000080507 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000080507 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000080507 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000080507 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000080507 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080507 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080507 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080507 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080507 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080507 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080507 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080507 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080507 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080507 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180191 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000180191 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000180191 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000180191 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000180191 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000180191 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000180191 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000180191 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000180191 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000180191 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000180191 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000180191 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000180191 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180191 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000180191 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180191 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180191 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180191 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180191 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180191 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080508 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000080508 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000080508 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000080508 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000080508 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000080508 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000080508 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000080508 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000080508 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000080508 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000080508 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080508 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080508 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080508 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080508 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080508 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080508 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080508 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080508 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080508 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080509 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000080509 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000080509 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000080509 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000080509 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000080509 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000080509 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000080509 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000080509 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000080509 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000080509 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080509 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080509 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080509 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080509 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080509 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080509 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080509 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080509 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080509 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180195 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000180195 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000180195 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000180195 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000180195 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000180195 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000180195 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000180195 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000180195 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000180195 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000180195 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000180195 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000180195 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180195 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000180195 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180195 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180195 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180195 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180195 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180195 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080506 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000080506 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000080506 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000080506 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000080506 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000080506 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000080506 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000080506 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000080506 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000080506 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000080506 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080506 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080506 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080506 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080506 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080506 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080506 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080506 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080506 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080506 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221654 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000221654 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000221654 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000221654 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000221654 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000221654 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000221654 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000221654 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000221654 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000221654 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000221654 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221654 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221654 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221654 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221654 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221654 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221654 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221654 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221654 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221654 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080514 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000080514 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000080514 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000080514 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000080514 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000080514 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000080514 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000080514 [Member] | Coca Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000080514 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000080514 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000080514 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080514 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080514 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080514 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080514 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080514 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080514 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080514 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080514 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080514 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080515 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000080515 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000080515 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000080515 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000080515 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000080515 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000080515 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000080515 [Member] | Coca Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000080515 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000080515 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000080515 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080515 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080515 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080515 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080515 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080515 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080515 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080515 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080515 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080515 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080516 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000080516 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000080516 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000080516 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000080516 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000080516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000080516 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000080516 [Member] | Coca Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000080516 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000080516 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000080516 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080516 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080516 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080516 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080516 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080516 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080516 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080516 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080516 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080516 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127145 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000127145 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000127145 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000127145 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000127145 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000127145 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000127145 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000127145 [Member] | Coca Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000127145 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000127145 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000127145 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000127145 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000127145 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127145 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127145 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127145 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127145 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127145 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127145 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127145 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080517 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000080517 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000080517 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000080517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000080517 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000080517 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000080517 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000080517 [Member] | Coca Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000080517 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000080517 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000080517 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080517 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080517 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080517 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080517 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080517 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080517 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080517 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080517 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080517 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086336 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000086336 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000086336 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000086336 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000086336 [Member] | Chicago Board of Education zero coupon 7 00 due 12 1 27 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000086336 [Member] | Public Finance Authority zero coupon 9 00 due 3 1 26 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000086336 [Member] | Buckeye Tobacco Settlement Financing Authority 4 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000086336 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000086336 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000086336 [Member] | Metropolitan Transportation Authority 4 00 5 00 due 11 15 27 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000086336 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000086336 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086336 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086336 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086336 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000086336 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086336 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086336 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086336 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086336 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086337 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000086337 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
C000086337 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000086337 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000086337 [Member] | Chicago Board of Education zero coupon 7 00 due 12 1 27 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000086337 [Member] | Public Finance Authority zero coupon 9 00 due 3 1 26 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000086337 [Member] | Buckeye Tobacco Settlement Financing Authority 4 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000086337 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000086337 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000086337 [Member] | Metropolitan Transportation Authority 4 00 5 00 due 11 15 27 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000086337 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000086337 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086337 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086337 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086337 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000086337 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086337 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086337 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086337 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086337 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086338 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[15]
C000086338 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000086338 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000086338 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000086338 [Member] | Chicago Board of Education zero coupon 7 00 due 12 1 27 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000086338 [Member] | Public Finance Authority zero coupon 9 00 due 3 1 26 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000086338 [Member] | Buckeye Tobacco Settlement Financing Authority 4 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000086338 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000086338 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000086338 [Member] | Metropolitan Transportation Authority 4 00 5 00 due 11 15 27 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000086338 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000086338 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086338 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086338 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086338 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000086338 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086338 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086338 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086338 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086338 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185918 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000185918 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
C000185918 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000185918 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000185918 [Member] | Chicago Board of Education zero coupon 7 00 due 12 1 27 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000185918 [Member] | Public Finance Authority zero coupon 9 00 due 3 1 26 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000185918 [Member] | Buckeye Tobacco Settlement Financing Authority 4 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000185918 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000185918 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000185918 [Member] | Metropolitan Transportation Authority 4 00 5 00 due 11 15 27 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000185918 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185918 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000185918 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000185918 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000185918 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185918 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185918 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185918 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000185918 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185918 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086335 [Member] | New York Transportation Development Corp 4 00 5 50 due 10 1 30 12 31 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[17]
C000086335 [Member] | Commonwealth of Puerto Rico zero coupon 4 00 due 7 1 33 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000086335 [Member] | Metropolitan Pier And Exposition Authority zero coupon 5 00 due 6 15 30 12 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000086335 [Member] | Puerto Rico Sales Tax Financing Corp zero coupon 5 00 due 7 1 31 7 1 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000086335 [Member] | Chicago Board of Education zero coupon 7 00 due 12 1 27 12 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000086335 [Member] | Public Finance Authority zero coupon 9 00 due 3 1 26 5 1 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000086335 [Member] | Buckeye Tobacco Settlement Financing Authority 4 00 5 00 due 6 1 48 6 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000086335 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 3 50 5 00 due 7 1 26 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000086335 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 30 10 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000086335 [Member] | Metropolitan Transportation Authority 4 00 5 00 due 11 15 27 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000086335 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000086335 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086335 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086335 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000086335 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000086335 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086335 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086335 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086335 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086335 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087296 [Member] | AstraZeneca plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[18]
C000087296 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000087296 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000087296 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000087296 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000087296 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000087296 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000087296 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000087296 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000087296 [Member] | Lloyds Banking Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000087296 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000087296 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000087296 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087296 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087296 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087296 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087296 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087296 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087296 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087296 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087297 [Member] | AstraZeneca plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[19]
C000087297 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[19]
C000087297 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000087297 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000087297 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000087297 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000087297 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000087297 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000087297 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000087297 [Member] | Lloyds Banking Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[19]
C000087297 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000087297 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000087297 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087297 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087297 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087297 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087297 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087297 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087297 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087297 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087298 [Member] | AstraZeneca plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000087298 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000087298 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000087298 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000087298 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[20]
C000087298 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000087298 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000087298 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000087298 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000087298 [Member] | Lloyds Banking Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[20]
C000087298 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000087298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000087298 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087298 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087298 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087298 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087298 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087298 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087295 [Member] | AstraZeneca plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[21]
C000087295 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[21]
C000087295 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000087295 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
C000087295 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
C000087295 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000087295 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000087295 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000087295 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000087295 [Member] | Lloyds Banking Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000087295 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000087295 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000087295 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000087295 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087295 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087295 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087295 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087295 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087295 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087295 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221657 [Member] | AstraZeneca plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[22]
C000221657 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[22]
C000221657 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000221657 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[22]
C000221657 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[22]
C000221657 [Member] | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000221657 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000221657 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000221657 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000221657 [Member] | Lloyds Banking Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000221657 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000221657 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000221657 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000221657 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000221657 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221657 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221657 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221657 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221657 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221657 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087313 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000087313 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000087313 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[23]
C000087313 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[23]
C000087313 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000087313 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000087313 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[23]
C000087313 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000087313 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[23]
C000087313 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[23]
C000087313 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087313 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087313 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087313 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087313 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087313 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087313 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087313 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087313 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087313 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087314 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000087314 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000087314 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[24]
C000087314 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[24]
C000087314 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[24]
C000087314 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000087314 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000087314 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000087314 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[24]
C000087314 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000087314 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087314 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087314 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087314 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087314 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087314 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087314 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087314 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087314 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087312 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000087312 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000087312 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[25]
C000087312 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[25]
C000087312 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25]
C000087312 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000087312 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[25]
C000087312 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000087312 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
C000087312 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[25]
C000087312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087312 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087312 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087312 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087312 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087312 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087312 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087312 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087312 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221659 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000221659 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000221659 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[26]
C000221659 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[26]
C000221659 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[26]
C000221659 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000221659 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000221659 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000221659 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[26]
C000221659 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[26]
C000221659 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221659 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221659 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221659 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000221659 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221659 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221659 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221659 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221659 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087334 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000087334 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000087334 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[27]
C000087334 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000087334 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000087334 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000087334 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000087334 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000087334 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[27]
C000087334 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[27]
C000087334 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087334 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087334 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087334 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087334 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087334 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087334 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087334 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087334 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087334 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087336 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000087336 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000087336 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[28]
C000087336 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000087336 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000087336 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000087336 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000087336 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[28]
C000087336 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[28]
C000087336 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[28]
C000087336 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087336 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087336 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087336 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087336 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087336 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087336 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087336 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087336 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087337 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000087337 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000087337 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[29]
C000087337 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000087337 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000087337 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000087337 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000087337 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000087337 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000087337 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[29]
C000087337 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087337 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087337 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087337 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087337 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087337 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087337 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087337 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087337 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185929 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[30]
C000185929 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[30]
C000185929 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000185929 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000185929 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000185929 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000185929 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000185929 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[30]
C000185929 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[30]
C000185929 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[30]
C000185929 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185929 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000185929 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000185929 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000185929 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185929 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185929 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185929 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185929 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087333 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000087333 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000087333 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000087333 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000087333 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000087333 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000087333 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000087333 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000087333 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000087333 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000087333 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087333 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087333 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087333 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087333 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087333 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087333 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087333 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087333 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221660 [Member] | Univision Communications Inc 6 625 8 854 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[32]
C000221660 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[32]
C000221660 [Member] | Asurion LLC 8 935 10 05 due 1 31 28 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000221660 [Member] | TransDigm Inc 7 125 7354 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000221660 [Member] | UKG Inc 7 617 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000221660 [Member] | Rocket Software Inc 9 00 9 435 due 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000221660 [Member] | Cloud Software Group Inc zero coupon 8 604 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000221660 [Member] | Foundation Building Materials Inc 8 097 9 252 due 1 31 28 1 29 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000221660 [Member] | White Cap Supply Holdings LLC 7 935 due 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[32]
C000221660 [Member] | Wilsonart LLC 8 854 11 00 due 8 5 31 8 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[32]
C000221660 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221660 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221660 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221660 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221660 [Member] | Chemicals Plastics Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221660 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221660 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221660 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221660 [Member] | Oil And Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087351 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087351 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000087351 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000087351 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000087352 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087352 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000087352 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000087352 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000087353 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087353 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000087353 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000087353 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000087354 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087354 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000087354 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000087354 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000087350 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087350 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000087350 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000087350 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000221661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221661 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000221661 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000221661 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000087356 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000087356 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000087356 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[39]
C000087356 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000087357 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000087357 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000087357 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[40]
C000087357 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000087358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000087358 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000087358 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[41]
C000087358 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000087359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000087359 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000087359 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[42]
C000087359 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000087355 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000087355 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000087355 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[43]
C000087355 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000221662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221662 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000221662 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[44]
C000221662 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000087361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087361 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087361 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000087361 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000087362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087362 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087362 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000087362 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000087363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087363 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087363 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47]
C000087363 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000087364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087364 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087364 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000087364 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000087360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087360 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087360 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000087360 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000221663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221663 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221663 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000221663 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000087366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087366 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087366 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000087367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087367 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087367 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000087368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087368 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087368 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000087369 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087369 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087369 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000087365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087365 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087365 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000221664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221664 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221664 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000087372 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[51]
C000087372 [Member] | iShares 1 5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[51]
C000087372 [Member] | GNMA 0 612 5 50 due 3 20 53 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[51]
C000087372 [Member] | Deutsche Bank AG 6 119 due 7 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[51]
C000087372 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[51]
C000087372 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000087372 [Member] | Morgan Stanley 4 679 6 138 due 7 17 26 4 18 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000087372 [Member] | Wells Fargo And Co 4 54 5 198 due 8 15 26 1 23 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[51]
C000087372 [Member] | Bank of America Corp 5 08 5 202 due 1 20 27 4 25 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[51]
C000087372 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[51]
C000087372 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087372 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087372 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000087372 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000087372 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000087372 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087372 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087370 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000087370 [Member] | iShares 1 5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[52]
C000087370 [Member] | GNMA 0 612 5 50 due 3 20 53 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000087370 [Member] | Deutsche Bank AG 6 119 due 7 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[52]
C000087370 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[52]
C000087370 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000087370 [Member] | Morgan Stanley 4 679 6 138 due 7 17 26 4 18 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000087370 [Member] | Wells Fargo And Co 4 54 5 198 due 8 15 26 1 23 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[52]
C000087370 [Member] | Bank of America Corp 5 08 5 202 due 1 20 27 4 25 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[52]
C000087370 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000087370 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087370 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087370 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000087370 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000087370 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000087370 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087370 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087371 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[53]
C000087371 [Member] | iShares 1 5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[53]
C000087371 [Member] | GNMA 0 612 5 50 due 3 20 53 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[53]
C000087371 [Member] | Deutsche Bank AG 6 119 due 7 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[53]
C000087371 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[53]
C000087371 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000087371 [Member] | Morgan Stanley 4 679 6 138 due 7 17 26 4 18 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000087371 [Member] | Wells Fargo And Co 4 54 5 198 due 8 15 26 1 23 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000087371 [Member] | Bank of America Corp 5 08 5 202 due 1 20 27 4 25 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000087371 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000087371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087371 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087371 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000087371 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000087371 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000087371 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087371 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221665 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[54]
C000221665 [Member] | iShares 1 5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000221665 [Member] | GNMA 0 612 5 50 due 3 20 53 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000221665 [Member] | Deutsche Bank AG 6 119 due 7 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[54]
C000221665 [Member] | A And D Mortgage Trust 5 699 7 472 due 9 25 68 11 25 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[54]
C000221665 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000221665 [Member] | Morgan Stanley 4 679 6 138 due 7 17 26 4 18 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000221665 [Member] | Wells Fargo And Co 4 54 5 198 due 8 15 26 1 23 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[54]
C000221665 [Member] | Bank of America Corp 5 08 5 202 due 1 20 27 4 25 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[54]
C000221665 [Member] | Barclays plc 5 829 7 385 due 5 9 27 11 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000221665 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221665 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221665 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000221665 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000221665 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221665 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221665 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087374 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[55]
C000087374 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[55]
C000087374 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[55]
C000087374 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000087374 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[55]
C000087374 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[55]
C000087374 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[55]
C000087374 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[55]
C000087374 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[55]
C000087374 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[55]
C000087374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087374 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087374 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000087374 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000087374 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087374 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000087374 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087374 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087374 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[56]
C000087376 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[57]
C000087376 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[57]
C000087376 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[57]
C000087376 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[57]
C000087376 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000087376 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000087376 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[57]
C000087376 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[57]
C000087376 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[57]
C000087376 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[57]
C000087376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087376 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000087376 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000087376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087376 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000087376 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087376 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087376 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[58]
C000087377 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[59]
C000087377 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[59]
C000087377 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[59]
C000087377 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[59]
C000087377 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[59]
C000087377 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[59]
C000087377 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[59]
C000087377 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[59]
C000087377 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[59]
C000087377 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[59]
C000087377 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087377 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087377 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000087377 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000087377 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087377 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000087377 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087377 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087377 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[60]
C000127150 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[61]
C000127150 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[61]
C000127150 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[61]
C000127150 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[61]
C000127150 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[61]
C000127150 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[61]
C000127150 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[61]
C000127150 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[61]
C000127150 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[61]
C000127150 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[61]
C000127150 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127150 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127150 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000127150 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000127150 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000127150 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000127150 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127150 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000127150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[62]
C000087373 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[63]
C000087373 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[63]
C000087373 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[63]
C000087373 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[63]
C000087373 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[63]
C000087373 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[63]
C000087373 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[63]
C000087373 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[63]
C000087373 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[63]
C000087373 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[63]
C000087373 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087373 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087373 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000087373 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000087373 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087373 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000087373 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087373 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087373 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64]
C000221666 [Member] | U S Treasury Notes 3 875 4 125 due 10 31 26 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[65]
C000221666 [Member] | GNMA zero coupon 7 784 due 7 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[65]
C000221666 [Member] | UMBS 30 Year 2 00 6 50 due 12 1 44 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[65]
C000221666 [Member] | UMBS Pool 30 Year 2 50 6 00 due 1 1 52 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[65]
C000221666 [Member] | U S Treasury Bonds 4 125 4 25 due 8 15 44 8 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[65]
C000221666 [Member] | United Kingdom Gilt 4 125 due 7 22 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[65]
C000221666 [Member] | FHLMC zero coupon 4 00 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000221666 [Member] | FNMA zero coupon 3 50 due 6 25 46 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[65]
C000221666 [Member] | Ford Motor Credit Co LLC 2 30 7 20 due 2 10 25 6 10 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[65]
C000221666 [Member] | Lloyds Banking Group plc 4 582 4 976 due 12 10 25 8 11 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[65]
C000221666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221666 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000221666 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000221666 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221666 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000221666 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221666 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[66]
C000087379 [Member] | State of Illinois 3 50 5 00 due 11 1 24 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[67]
C000087379 [Member] | Black Belt Energy Gas District 3 89 5 50 due 6 1 25 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[67]
C000087379 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 25 10 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[67]
C000087379 [Member] | State of Washington zero coupon 5 00 due 7 1 26 12 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[67]
C000087379 [Member] | Commonwealth of Pennsylvania 3 20 5 00 due 3 1 29 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[67]
C000087379 [Member] | Arizona Health Facilities Authority 3 49 due 1 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[67]
C000087379 [Member] | City of Dallas 5 00 due 2 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[67]
C000087379 [Member] | Central Texas Turnpike System zero coupon 5 00 due 8 15 25 8 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[67]
C000087379 [Member] | City of Detroit 3 853 due 7 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[67]
C000087379 [Member] | Arizona Industrial Development Authority 5 00 due 11 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[67]
C000087379 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087379 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000087379 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222390 [Member] | State of Illinois 3 50 5 00 due 11 1 24 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[68]
C000222390 [Member] | Black Belt Energy Gas District 3 89 5 50 due 6 1 25 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[68]
C000222390 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 25 10 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[68]
C000222390 [Member] | State of Washington zero coupon 5 00 due 7 1 26 12 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000222390 [Member] | Commonwealth of Pennsylvania 3 20 5 00 due 3 1 29 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[68]
C000222390 [Member] | Arizona Health Facilities Authority 3 49 due 1 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[68]
C000222390 [Member] | City of Dallas 5 00 due 2 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[68]
C000222390 [Member] | Central Texas Turnpike System zero coupon 5 00 due 8 15 25 8 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[68]
C000222390 [Member] | City of Detroit 3 853 due 7 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000222390 [Member] | Arizona Industrial Development Authority 5 00 due 11 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000222390 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222390 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222390 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000222390 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087380 [Member] | State of Illinois 3 50 5 00 due 11 1 24 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[69]
C000087380 [Member] | Black Belt Energy Gas District 3 89 5 50 due 6 1 25 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[69]
C000087380 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 25 10 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[69]
C000087380 [Member] | State of Washington zero coupon 5 00 due 7 1 26 12 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[69]
C000087380 [Member] | Commonwealth of Pennsylvania 3 20 5 00 due 3 1 29 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[69]
C000087380 [Member] | Arizona Health Facilities Authority 3 49 due 1 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[69]
C000087380 [Member] | City of Dallas 5 00 due 2 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[69]
C000087380 [Member] | Central Texas Turnpike System zero coupon 5 00 due 8 15 25 8 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[69]
C000087380 [Member] | City of Detroit 3 853 due 7 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000087380 [Member] | Arizona Industrial Development Authority 5 00 due 11 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000087380 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087380 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000087380 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195140 [Member] | State of Illinois 3 50 5 00 due 11 1 24 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[70]
C000195140 [Member] | Black Belt Energy Gas District 3 89 5 50 due 6 1 25 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[70]
C000195140 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 25 10 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[70]
C000195140 [Member] | State of Washington zero coupon 5 00 due 7 1 26 12 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000195140 [Member] | Commonwealth of Pennsylvania 3 20 5 00 due 3 1 29 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[70]
C000195140 [Member] | Arizona Health Facilities Authority 3 49 due 1 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000195140 [Member] | City of Dallas 5 00 due 2 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000195140 [Member] | Central Texas Turnpike System zero coupon 5 00 due 8 15 25 8 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[70]
C000195140 [Member] | City of Detroit 3 853 due 7 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000195140 [Member] | Arizona Industrial Development Authority 5 00 due 11 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000195140 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195140 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195140 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000195140 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087378 [Member] | State of Illinois 3 50 5 00 due 11 1 24 6 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[71]
C000087378 [Member] | Black Belt Energy Gas District 3 89 5 50 due 6 1 25 11 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[71]
C000087378 [Member] | Matching Fund Special Purpose Securitization Corp 5 00 due 10 1 25 10 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[71]
C000087378 [Member] | State of Washington zero coupon 5 00 due 7 1 26 12 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[71]
C000087378 [Member] | Commonwealth of Pennsylvania 3 20 5 00 due 3 1 29 8 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[71]
C000087378 [Member] | Arizona Health Facilities Authority 3 49 due 1 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[71]
C000087378 [Member] | City of Dallas 5 00 due 2 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[71]
C000087378 [Member] | Central Texas Turnpike System zero coupon 5 00 due 8 15 25 8 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[71]
C000087378 [Member] | City of Detroit 3 853 due 7 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000087378 [Member] | Arizona Industrial Development Authority 5 00 due 11 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[71]
C000087378 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087378 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087378 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000087378 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087394 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[72]
C000087394 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[72]
C000087394 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[72]
C000087394 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[72]
C000087394 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[72]
C000087394 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[72]
C000087394 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[72]
C000087394 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[72]
C000087394 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[72]
C000087394 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[72]
C000087394 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087394 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087394 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087394 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087394 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087394 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087394 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087394 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087394 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087394 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087395 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[73]
C000087395 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[73]
C000087395 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[73]
C000087395 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[73]
C000087395 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[73]
C000087395 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[73]
C000087395 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[73]
C000087395 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[73]
C000087395 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[73]
C000087395 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000087395 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087395 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087395 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087395 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087395 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087395 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087395 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087395 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087395 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087395 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087396 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[74]
C000087396 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[74]
C000087396 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[74]
C000087396 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[74]
C000087396 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[74]
C000087396 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[74]
C000087396 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[74]
C000087396 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000087396 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000087396 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[74]
C000087396 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087396 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087396 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087396 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087396 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087396 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087396 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087396 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087396 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087396 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087393 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[75]
C000087393 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000087393 [Member] | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[75]
C000087393 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[75]
C000087393 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[75]
C000087393 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[75]
C000087393 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000087393 [Member] | Haleon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000087393 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[75]
C000087393 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[75]
C000087393 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087393 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087393 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087393 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087393 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087393 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087393 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087393 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087393 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087393 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[76]
C000112258 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[76]
C000112258 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[76]
C000112258 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[76]
C000112258 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[76]
C000112258 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000112258 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000112258 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000112258 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[76]
C000112258 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[76]
C000112258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112258 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000112258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112258 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112258 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112258 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112258 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112258 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112258 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112259 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000112259 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[77]
C000112259 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[77]
C000112259 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[77]
C000112259 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000112259 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000112259 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000112259 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000112259 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[77]
C000112259 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[77]
C000112259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112259 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000112259 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112259 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112259 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112259 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112259 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112259 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112259 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[78]
C000112260 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000112260 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000112260 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[78]
C000112260 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[78]
C000112260 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[78]
C000112260 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[78]
C000112260 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000112260 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[78]
C000112260 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[78]
C000112260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112260 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000112260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112260 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112260 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112260 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112260 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112260 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112260 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112261 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[79]
C000112261 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[79]
C000112261 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[79]
C000112261 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[79]
C000112261 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000112261 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000112261 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000112261 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000112261 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[79]
C000112261 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[79]
C000112261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112261 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000112261 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112261 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112261 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112261 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112261 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112261 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112261 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000185940 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[80]
C000185940 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[80]
C000185940 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[80]
C000185940 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[80]
C000185940 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[80]
C000185940 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[80]
C000185940 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[80]
C000185940 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[80]
C000185940 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[80]
C000185940 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[80]
C000185940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185940 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000185940 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000185940 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000185940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185940 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185940 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000185940 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112265 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[81]
C000112265 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[81]
C000112265 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[81]
C000112265 [Member] | U S Treasury Notes 2 75 3 875 due 6 30 25 8 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[81]
C000112265 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[81]
C000112265 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[81]
C000112265 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[81]
C000112265 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[81]
C000112265 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000112265 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000112265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112265 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000112265 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112265 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112265 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112265 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112265 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112265 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000112265 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112270 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[82]
C000112270 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[82]
C000112270 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[82]
C000112270 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[82]
C000112270 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000112270 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000112270 [Member] | Greenbrier Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000112270 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[82]
C000112270 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[82]
C000112270 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[82]
C000112270 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112270 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112270 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000112270 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112270 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112270 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112270 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112270 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112270 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112266 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[83]
C000112266 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000112266 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[83]
C000112266 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000112266 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[83]
C000112266 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[83]
C000112266 [Member] | Greenbrier Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[83]
C000112266 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[83]
C000112266 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[83]
C000112266 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[83]
C000112266 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112266 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112266 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000112266 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112266 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112266 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112266 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112266 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112266 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112267 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[84]
C000112267 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[84]
C000112267 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[84]
C000112267 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[84]
C000112267 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[84]
C000112267 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[84]
C000112267 [Member] | Greenbrier Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[84]
C000112267 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[84]
C000112267 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[84]
C000112267 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[84]
C000112267 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112267 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112267 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000112267 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112267 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112267 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112267 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112267 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112267 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112268 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[85]
C000112268 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[85]
C000112268 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[85]
C000112268 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[85]
C000112268 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[85]
C000112268 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[85]
C000112268 [Member] | Greenbrier Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[85]
C000112268 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[85]
C000112268 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[85]
C000112268 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[85]
C000112268 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112268 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112268 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000112268 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112268 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112268 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112268 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112268 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112268 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112269 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[86]
C000112269 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000112269 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[86]
C000112269 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[86]
C000112269 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[86]
C000112269 [Member] | Remitly Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[86]
C000112269 [Member] | Greenbrier Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[86]
C000112269 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[86]
C000112269 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[86]
C000112269 [Member] | Macerich Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[86]
C000112269 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112269 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112269 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000112269 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112269 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112269 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112269 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112269 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112269 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113210 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[87]
C000113210 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[87]
C000113210 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[87]
C000113210 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[87]
C000113210 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[87]
C000113210 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[87]
C000113210 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[87]
C000113210 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[87]
C000113210 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[87]
C000113210 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
C000113210 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113210 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113210 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113210 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113210 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113210 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113210 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113210 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113210 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113210 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000113211 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[88]
C000113211 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[88]
C000113211 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[88]
C000113211 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[88]
C000113211 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[88]
C000113211 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000113211 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[88]
C000113211 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[88]
C000113211 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[88]
C000113211 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
C000113211 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113211 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113211 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113211 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113211 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113211 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113211 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113211 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113211 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113211 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000221672 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[89]
C000221672 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[89]
C000221672 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[89]
C000221672 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[89]
C000221672 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[89]
C000221672 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[89]
C000221672 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[89]
C000221672 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[89]
C000221672 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[89]
C000221672 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
C000221672 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000221672 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221672 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221672 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221672 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221672 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221672 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221672 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221672 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221672 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000113212 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[90]
C000113212 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[90]
C000113212 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[90]
C000113212 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[90]
C000113212 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[90]
C000113212 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000113212 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[90]
C000113212 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[90]
C000113212 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[90]
C000113212 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[90]
C000113212 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113212 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113212 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113212 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113212 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113212 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113212 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113212 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113212 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113212 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000185944 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[91]
C000185944 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[91]
C000185944 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[91]
C000185944 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[91]
C000185944 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[91]
C000185944 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[91]
C000185944 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[91]
C000185944 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[91]
C000185944 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[91]
C000185944 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[91]
C000185944 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000185944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000185944 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000185944 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185944 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185944 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185944 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000185944 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185944 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000113213 [Member] | New York State Dormitory Authority 3 00 5 50 due 10 1 30 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[92]
C000113213 [Member] | Triborough Bridge And Tunnel Authority 4 00 5 50 due 11 15 35 5 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[92]
C000113213 [Member] | New York Transportation Development Corp zero coupon 6 00 due 12 1 29 6 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[92]
C000113213 [Member] | New York City Transitional Finance Authority 4 00 5 50 due 11 1 36 5 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[92]
C000113213 [Member] | New York City Municipal Water Finance Authority 4 00 5 25 due 6 15 33 6 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[92]
C000113213 [Member] | Build NYC Resource Corp 4 00 5 50 due 7 1 30 6 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[92]
C000113213 [Member] | Metropolitan Transportation Authority zero coupon 5 00 due 11 15 29 11 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[92]
C000113213 [Member] | New York City Industrial Development Agency zero coupon 5 00 due 7 1 28 3 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[92]
C000113213 [Member] | New York State Environmental Facilities Corp 4 25 5 25 due 5 1 30 9 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[92]
C000113213 [Member] | New York State Housing Finance Agency 2 65 4 95 due 5 1 42 5 1 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[92]
C000113213 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000113213 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000113213 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113213 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113213 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113213 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113213 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113213 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113213 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000121097 [Member] | TransDigm Inc 4 625 6 75 due 11 15 27 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[93]
C000121097 [Member] | CCO Holdings LLC 5 00 6 375 due 5 1 26 9 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[93]
C000121097 [Member] | Churchill Downs Inc 4 75 5 50 due 4 1 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[93]
C000121097 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[93]
C000121097 [Member] | T Mobile USA Inc 2 25 5 375 due 2 15 26 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[93]
C000121097 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[93]
C000121097 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[93]
C000121097 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 3 15 26 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[93]
C000121097 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 10 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[93]
C000121097 [Member] | MPT Operating Partnership LP 5 00 5 25 due 8 1 26 10 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[93]
C000121097 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000121097 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121098 [Member] | TransDigm Inc 4 625 6 75 due 11 15 27 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[94]
C000121098 [Member] | CCO Holdings LLC 5 00 6 375 due 5 1 26 9 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[94]
C000121098 [Member] | Churchill Downs Inc 4 75 5 50 due 4 1 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[94]
C000121098 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[94]
C000121098 [Member] | T Mobile USA Inc 2 25 5 375 due 2 15 26 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[94]
C000121098 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[94]
C000121098 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[94]
C000121098 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 3 15 26 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[94]
C000121098 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 10 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[94]
C000121098 [Member] | MPT Operating Partnership LP 5 00 5 25 due 8 1 26 10 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[94]
C000121098 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121098 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000121098 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121098 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121098 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121098 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121099 [Member] | TransDigm Inc 4 625 6 75 due 11 15 27 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[95]
C000121099 [Member] | CCO Holdings LLC 5 00 6 375 due 5 1 26 9 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[95]
C000121099 [Member] | Churchill Downs Inc 4 75 5 50 due 4 1 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[95]
C000121099 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[95]
C000121099 [Member] | T Mobile USA Inc 2 25 5 375 due 2 15 26 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[95]
C000121099 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[95]
C000121099 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[95]
C000121099 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 3 15 26 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[95]
C000121099 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 10 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[95]
C000121099 [Member] | MPT Operating Partnership LP 5 00 5 25 due 8 1 26 10 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[95]
C000121099 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121099 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000121099 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121099 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121099 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121101 [Member] | TransDigm Inc 4 625 6 75 due 11 15 27 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[96]
C000121101 [Member] | CCO Holdings LLC 5 00 6 375 due 5 1 26 9 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[96]
C000121101 [Member] | Churchill Downs Inc 4 75 5 50 due 4 1 27 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[96]
C000121101 [Member] | Great Outdoors Group LLC 8 55 due 3 6 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[96]
C000121101 [Member] | T Mobile USA Inc 2 25 5 375 due 2 15 26 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[96]
C000121101 [Member] | Carnival Corp 4 00 7 625 due 3 1 26 8 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[96]
C000121101 [Member] | Mercer International Inc 5 125 12 875 due 1 15 26 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[96]
C000121101 [Member] | Live Nation Entertainment Inc 3 75 6 50 due 3 15 26 1 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[96]
C000121101 [Member] | Mineral Resources Ltd 8 00 9 25 due 5 1 27 10 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[96]
C000121101 [Member] | MPT Operating Partnership LP 5 00 5 25 due 8 1 26 10 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[96]
C000121101 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121101 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000121101 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000121101 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000121101 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121101 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121293 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[97]
C000121293 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[97]
C000121293 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[97]
C000121293 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[97]
C000121293 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[97]
C000121293 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[97]
C000121293 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[97]
C000121293 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[97]
C000121293 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[97]
C000121293 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[97]
C000121293 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121293 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121293 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121293 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121293 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121293 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121293 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121293 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121293 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121294 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[98]
C000121294 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[98]
C000121294 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[98]
C000121294 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[98]
C000121294 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[98]
C000121294 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[98]
C000121294 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[98]
C000121294 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[98]
C000121294 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[98]
C000121294 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[98]
C000121294 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121294 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121294 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121294 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121294 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121294 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121294 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121294 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121294 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[99]
C000121295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[99]
C000121295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[99]
C000121295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[99]
C000121295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[99]
C000121295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[99]
C000121295 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[99]
C000121295 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[99]
C000121295 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[99]
C000121295 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[99]
C000121295 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121295 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121295 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121295 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121295 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121295 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121295 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121295 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121295 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[100]
C000121296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[100]
C000121296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[100]
C000121296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[100]
C000121296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[100]
C000121296 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[100]
C000121296 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[100]
C000121296 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[100]
C000121296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[100]
C000121296 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[100]
C000121296 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121296 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121296 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121296 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121296 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121296 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121296 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000185948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[101]
C000185948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[101]
C000185948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[101]
C000185948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[101]
C000185948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[101]
C000185948 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[101]
C000185948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[101]
C000185948 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[101]
C000185948 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[101]
C000185948 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[101]
C000185948 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185948 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000185948 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185948 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000185948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000185948 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000185948 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000185948 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185948 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185948 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[102]
C000121298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[102]
C000121298 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[102]
C000121298 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[102]
C000121298 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[102]
C000121298 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[102]
C000121298 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[102]
C000121298 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[102]
C000121298 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[102]
C000121298 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[102]
C000121298 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121298 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000121298 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121298 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121298 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121298 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121298 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000121298 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121298 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123763 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[103]
C000123763 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[103]
C000123763 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[103]
C000123763 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[103]
C000123763 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[103]
C000123763 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[103]
C000123763 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[103]
C000123763 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[103]
C000123763 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[103]
C000123763 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[103]
C000123763 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123763 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000123763 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123763 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123763 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123763 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123763 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000123763 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123763 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000123764 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[104]
C000123764 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[104]
C000123764 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[104]
C000123764 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[104]
C000123764 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[104]
C000123764 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[104]
C000123764 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000123764 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[104]
C000123764 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[104]
C000123764 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[104]
C000123764 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123764 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000123764 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123764 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123764 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123764 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123764 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000123764 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123764 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000221676 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[105]
C000221676 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[105]
C000221676 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[105]
C000221676 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[105]
C000221676 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[105]
C000221676 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[105]
C000221676 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[105]
C000221676 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[105]
C000221676 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[105]
C000221676 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[105]
C000221676 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221676 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000221676 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221676 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221676 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221676 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221676 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221676 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000221676 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221676 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000123765 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[106]
C000123765 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[106]
C000123765 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[106]
C000123765 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[106]
C000123765 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[106]
C000123765 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[106]
C000123765 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[106]
C000123765 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[106]
C000123765 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[106]
C000123765 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[106]
C000123765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000123765 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123765 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123765 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123765 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000123765 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123765 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000185950 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[107]
C000185950 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[107]
C000185950 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[107]
C000185950 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[107]
C000185950 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[107]
C000185950 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[107]
C000185950 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[107]
C000185950 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[107]
C000185950 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[107]
C000185950 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[107]
C000185950 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000185950 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000185950 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185950 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000185950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185950 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185950 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000185950 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000185950 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185950 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000123766 [Member] | California Community Choice Financing Authority 4 00 5 50 due 2 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[108]
C000123766 [Member] | State of California 4 00 5 50 due 3 1 36 8 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[108]
C000123766 [Member] | California Infrastructure And Economic Development Bank 3 00 5 25 due 8 1 29 1 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[108]
C000123766 [Member] | California Municipal Finance Authority 4 00 5 25 due 8 1 26 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[108]
C000123766 [Member] | San Francisco City And County Airport Commission 5 00 5 75 due 5 1 32 5 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[108]
C000123766 [Member] | Southern California Public Power Authority 5 161 5 25 due 11 1 38 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[108]
C000123766 [Member] | Los Angeles County Public Works Financing Authority 5 00 5 50 due 12 1 41 12 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[108]
C000123766 [Member] | Nuveen California AMT Free Quality Municipal Income Fund 3 69 due 10 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[108]
C000123766 [Member] | Commonwealth of Puerto Rico zero coupon 5 75 due 7 1 27 11 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[108]
C000123766 [Member] | Puerto Rico Commonwealth Aqueduct And Sewer Authority 5 00 due 7 1 33 7 1 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[108]
C000123766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000123766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000123766 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123766 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123766 [Member] | General [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123766 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000123766 [Member] | Certificate of Participation Lease [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123766 [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000170407 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[109]
C000170407 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[109]
C000170407 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[109]
C000170407 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[109]
C000170407 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[109]
C000170407 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[109]
C000170407 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[109]
C000170407 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[109]
C000170407 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[109]
C000170407 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[109]
C000170407 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170407 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000170407 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170407 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170407 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170407 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170407 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170407 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170407 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170408 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[110]
C000170408 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[110]
C000170408 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[110]
C000170408 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[110]
C000170408 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[110]
C000170408 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000170408 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000170408 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[110]
C000170408 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[110]
C000170408 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[110]
C000170408 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000170408 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170408 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170408 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170408 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170408 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170408 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170409 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[111]
C000170409 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[111]
C000170409 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[111]
C000170409 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[111]
C000170409 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[111]
C000170409 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000170409 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000170409 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[111]
C000170409 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[111]
C000170409 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[111]
C000170409 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170409 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170409 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000170409 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170409 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170409 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170409 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170409 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170409 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170409 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170410 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[112]
C000170410 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[112]
C000170410 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[112]
C000170410 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[112]
C000170410 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[112]
C000170410 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[112]
C000170410 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[112]
C000170410 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[112]
C000170410 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[112]
C000170410 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[112]
C000170410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000170410 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170410 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170410 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170410 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170410 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194050 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[113]
C000194050 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[113]
C000194050 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[113]
C000194050 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[113]
C000194050 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[113]
C000194050 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[113]
C000194050 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[113]
C000194050 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[113]
C000194050 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[113]
C000194050 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[113]
C000194050 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000194050 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000194050 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000194050 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194050 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194050 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194050 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194050 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194050 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194050 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000194051 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[114]
C000194051 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[114]
C000194051 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[114]
C000194051 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[114]
C000194051 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[114]
C000194051 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[114]
C000194051 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[114]
C000194051 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[114]
C000194051 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[114]
C000194051 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[114]
C000194051 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000194051 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000194051 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000194051 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194051 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194051 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194051 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194051 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194051 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194051 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000194052 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[115]
C000194052 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[115]
C000194052 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[115]
C000194052 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[115]
C000194052 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[115]
C000194052 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[115]
C000194052 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[115]
C000194052 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[115]
C000194052 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[115]
C000194052 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[115]
C000194052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000194052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000194052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000194052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194052 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194052 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194052 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194052 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194052 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000194053 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[116]
C000194053 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[116]
C000194053 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[116]
C000194053 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[116]
C000194053 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[116]
C000194053 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[116]
C000194053 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[116]
C000194053 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[116]
C000194053 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[116]
C000194053 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[116]
C000194053 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000194053 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000194053 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000194053 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194053 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194053 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194053 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194053 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194053 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194053 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000194055 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[117]
C000194055 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[117]
C000194055 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[117]
C000194055 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[117]
C000194055 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[117]
C000194055 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[117]
C000194055 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[117]
C000194055 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[117]
C000194055 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[117]
C000194055 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[117]
C000194055 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000194055 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000194055 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000194055 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000194055 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194055 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194055 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194055 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194055 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194055 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204698 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[118]
C000204698 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000212404 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[119]
C000212404 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[119]
C000212404 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[119]
C000212404 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[119]
C000212404 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[119]
C000212404 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[119]
C000212404 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[119]
C000212404 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[119]
C000212404 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[119]
C000212404 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[119]
C000212404 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212404 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212404 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212404 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212404 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212404 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212404 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212404 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212404 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212404 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212407 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[120]
C000212407 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[120]
C000212407 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[120]
C000212407 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[120]
C000212407 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[120]
C000212407 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[120]
C000212407 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[120]
C000212407 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[120]
C000212407 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[120]
C000212407 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[120]
C000212407 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212407 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212407 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212407 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212407 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212407 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212407 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212407 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212407 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212407 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240253 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[121]
C000240253 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[121]
C000240253 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[121]
C000240253 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[121]
C000240253 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[121]
C000240253 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[121]
C000240253 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[121]
C000240253 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[121]
C000240253 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[121]
C000240253 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[121]
C000240253 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240253 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240253 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240253 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240253 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240253 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240253 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240253 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240253 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240253 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212406 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[122]
C000212406 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[122]
C000212406 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[122]
C000212406 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[122]
C000212406 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[122]
C000212406 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[122]
C000212406 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[122]
C000212406 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[122]
C000212406 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[122]
C000212406 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[122]
C000212406 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212406 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212406 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212406 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212406 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212406 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212406 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212406 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212406 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212406 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212401 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[123]
C000212401 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[123]
C000212401 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[123]
C000212401 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[123]
C000212401 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[123]
C000212401 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[123]
C000212401 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[123]
C000212401 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[123]
C000212401 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[123]
C000212401 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[123]
C000212401 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212401 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212401 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212401 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212401 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212401 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212401 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212401 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212401 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212401 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250195 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[124]
C000250195 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[124]
C000250195 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[124]
C000250195 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[124]
C000250195 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[124]
C000250195 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[124]
C000250195 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[124]
C000250195 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[124]
C000250195 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[124]
C000250195 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[124]
C000250195 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000250195 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250195 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000250195 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000250195 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250195 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250195 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250195 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250195 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250195 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212403 [Member] | Black Belt Energy Gas District 3 89 5 50 due 12 1 26 10 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[125]
C000212403 [Member] | Rhode Island Health and Educational Building Corp 3 00 5 50 due 5 15 25 5 15 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[125]
C000212403 [Member] | Main Street Natural Gas Inc 4 00 5 00 due 8 1 49 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[125]
C000212403 [Member] | California Community Choice Financing Authority 5 00 5 25 due 1 1 54 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[125]
C000212403 [Member] | Puerto Rico Sales Tax Financing Corp 4 329 4 55 due 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[125]
C000212403 [Member] | Chicago O Hare International Airport 5 00 5 50 due 1 1 36 7 1 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[125]
C000212403 [Member] | San Francisco City And County Airport Commission 5 00 5 25 due 5 1 33 5 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[125]
C000212403 [Member] | State of Texas 4 00 5 00 due 8 1 30 10 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[125]
C000212403 [Member] | Chicago Board of Education 4 00 6 00 due 12 1 31 12 1 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[125]
C000212403 [Member] | New Jersey Transportation Trust Fund Authority 5 00 5 25 due 6 15 40 6 15 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[125]
C000212403 [Member] | CALIFORNIA Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212403 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212403 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212403 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212403 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212403 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000212403 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212403 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212403 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212403 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242888 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[126]
C000242888 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[126]
C000242888 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[126]
C000242888 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[126]
C000242888 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[126]
C000242888 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[126]
C000242888 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[126]
C000242888 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[126]
C000242888 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[126]
C000242888 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[126]
C000242888 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242888 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242888 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242888 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000242888 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242888 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242888 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242888 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242888 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242888 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242885 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[127]
C000242885 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[127]
C000242885 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[127]
C000242885 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[127]
C000242885 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[127]
C000242885 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[127]
C000242885 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[127]
C000242885 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[127]
C000242885 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[127]
C000242885 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[127]
C000242885 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242885 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242885 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242885 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000242885 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242885 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242885 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242885 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242885 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242885 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242886 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[128]
C000242886 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[128]
C000242886 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[128]
C000242886 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[128]
C000242886 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[128]
C000242886 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[128]
C000242886 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[128]
C000242886 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[128]
C000242886 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[128]
C000242886 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[128]
C000242886 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242886 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242886 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242886 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000242886 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242886 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242886 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242886 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242886 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242886 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242887 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[129]
C000242887 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[129]
C000242887 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[129]
C000242887 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[129]
C000242887 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[129]
C000242887 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[129]
C000242887 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[129]
C000242887 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[129]
C000242887 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[129]
C000242887 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[129]
C000242887 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242887 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242887 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242887 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000242887 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242887 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242887 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242887 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242887 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242887 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243741 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[130]
C000243741 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[130]
C000243741 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[130]
C000243741 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[130]
C000243741 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[130]
C000243741 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[130]
C000243741 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[130]
C000243741 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[130]
C000243741 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[130]
C000243741 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[130]
C000243741 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243741 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243741 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243741 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000243741 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243741 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243741 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243741 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243741 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243741 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[131]
C000243740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[131]
C000243740 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[131]
C000243740 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[131]
C000243740 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[131]
C000243740 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[131]
C000243740 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[131]
C000243740 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[131]
C000243740 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[131]
C000243740 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[131]
C000243740 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243740 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243740 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000243740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243740 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243740 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243740 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243740 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243739 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[132]
C000243739 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[132]
C000243739 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[132]
C000243739 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[132]
C000243739 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[132]
C000243739 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[132]
C000243739 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[132]
C000243739 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[132]
C000243739 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000243739 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[132]
C000243739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243739 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000243739 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243739 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243739 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243739 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243739 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[133]
C000243737 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[133]
C000243737 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[133]
C000243737 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[133]
C000243737 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[133]
C000243737 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[133]
C000243737 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[133]
C000243737 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[133]
C000243737 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000243737 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[133]
C000243737 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243737 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243737 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000243737 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243737 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243737 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243737 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243737 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243738 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[134]
C000243738 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[134]
C000243738 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[134]
C000243738 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[134]
C000243738 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[134]
C000243738 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[134]
C000243738 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[134]
C000243738 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[134]
C000243738 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[134]
C000243738 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[134]
C000243738 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243738 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243738 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243738 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000243738 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243738 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243738 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243738 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243738 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243738 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[135]
C000243742 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[135]
C000243742 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[135]
C000243742 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[135]
C000243742 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[135]
C000243742 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[135]
C000243742 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[135]
C000243742 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[135]
C000243742 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[135]
C000243742 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[135]
C000243742 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243742 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243742 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243742 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243742 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243742 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243742 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243744 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[136]
C000243744 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[136]
C000243744 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[136]
C000243744 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[136]
C000243744 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[136]
C000243744 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[136]
C000243744 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[136]
C000243744 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[136]
C000243744 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[136]
C000243744 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[136]
C000243744 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243744 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243744 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243744 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243744 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243744 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243744 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243744 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243744 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[137]
C000243745 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[137]
C000243745 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[137]
C000243745 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[137]
C000243745 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[137]
C000243745 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[137]
C000243745 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[137]
C000243745 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[137]
C000243745 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[137]
C000243745 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[137]
C000243745 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243745 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243745 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243745 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243745 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243746 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[138]
C000243746 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[138]
C000243746 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[138]
C000243746 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[138]
C000243746 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[138]
C000243746 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[138]
C000243746 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[138]
C000243746 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[138]
C000243746 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[138]
C000243746 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[138]
C000243746 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243746 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243746 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243746 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243746 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243746 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243746 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243746 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243750 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[139]
C000243750 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[139]
C000243750 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[139]
C000243750 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[139]
C000243750 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[139]
C000243750 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[139]
C000243750 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[139]
C000243750 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[139]
C000243750 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[139]
C000243750 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[139]
C000243750 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243750 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243750 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243750 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243750 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243750 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243743 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[140]
C000243743 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[140]
C000243743 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[140]
C000243743 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[140]
C000243743 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[140]
C000243743 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[140]
C000243743 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[140]
C000243743 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[140]
C000243743 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[140]
C000243743 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[140]
C000243743 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243743 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000243743 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243743 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243743 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243743 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243743 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243743 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243743 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243755 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[141]
C000243755 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[141]
C000243755 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[141]
C000243755 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[141]
C000243755 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[141]
C000243755 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[141]
C000243755 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[141]
C000243755 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[141]
C000243755 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[141]
C000243755 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[141]
C000243755 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243755 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243755 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243755 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243755 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243755 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243755 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243755 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243755 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243755 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000243754 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[142]
C000243754 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[142]
C000243754 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[142]
C000243754 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[142]
C000243754 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[142]
C000243754 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[142]
C000243754 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[142]
C000243754 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[142]
C000243754 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[142]
C000243754 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[142]
C000243754 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243754 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243754 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243754 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243754 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243754 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243754 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243754 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243754 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000243752 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[143]
C000243752 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[143]
C000243752 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[143]
C000243752 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[143]
C000243752 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[143]
C000243752 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[143]
C000243752 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[143]
C000243752 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[143]
C000243752 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[143]
C000243752 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[143]
C000243752 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243752 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243752 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243752 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243752 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243752 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243752 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243752 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243752 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243752 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000243751 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[144]
C000243751 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[144]
C000243751 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[144]
C000243751 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[144]
C000243751 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[144]
C000243751 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[144]
C000243751 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[144]
C000243751 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[144]
C000243751 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[144]
C000243751 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[144]
C000243751 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243751 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243751 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243751 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243751 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243751 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243751 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243751 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243751 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000243753 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[145]
C000243753 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[145]
C000243753 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[145]
C000243753 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[145]
C000243753 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[145]
C000243753 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[145]
C000243753 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[145]
C000243753 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[145]
C000243753 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[145]
C000243753 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[145]
C000243753 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243753 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243753 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243753 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243753 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243753 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000243753 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243753 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243753 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243753 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Excluding short-term investments
[26]	Excluding short-term investments
[27]	Excluding short-term investments
[28]	Excluding short-term investments
[29]	Excluding short-term investments
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Less than one-tenth of a percent.
[34]	Less than one-tenth of a percent.
[35]	Less than one-tenth of a percent.
[36]	Less than one-tenth of a percent.
[37]	Less than one-tenth of a percent.
[38]	Less than one-tenth of a percent.
[39]	Less than one-tenth of a percent.
[40]	Less than one-tenth of a percent.
[41]	Less than one-tenth of a percent.
[42]	Less than one-tenth of a percent.
[43]	Less than one-tenth of a percent.
[44]	Less than one-tenth of a percent.
[45]	Less than one-tenth of a percent.
[46]	Less than one-tenth of a percent.
[47]	Less than one-tenth of a percent.
[48]	Less than one-tenth of a percent.
[49]	Less than one-tenth of a percent.
[50]	Less than one-tenth of a percent.
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Less than one-tenth of a percent.
[57]	Excluding short-term investments
[58]	Less than one-tenth of a percent.
[59]	Excluding short-term investments
[60]	Less than one-tenth of a percent.
[61]	Excluding short-term investments
[62]	Less than one-tenth of a percent.
[63]	Excluding short-term investments
[64]	Less than one-tenth of a percent.
[65]	Excluding short-term investments
[66]	Less than one-tenth of a percent.
[67]	Excluding short-term investments
[68]	Excluding short-term investments
[69]	Excluding short-term investments
[70]	Excluding short-term investments
[71]	Excluding short-term investments
[72]	Excluding short-term investments
[73]	Excluding short-term investments
[74]	Excluding short-term investments
[75]	Excluding short-term investments
[76]	Excluding short-term investments
[77]	Excluding short-term investments
[78]	Excluding short-term investments
[79]	Excluding short-term investments
[80]	Excluding short-term investments
[81]	Excluding short-term investments
[82]	Excluding short-term investments
[83]	Excluding short-term investments
[84]	Excluding short-term investments
[85]	Excluding short-term investments
[86]	Excluding short-term investments
[87]	Excluding short-term investments
[88]	Excluding short-term investments
[89]	Excluding short-term investments
[90]	Excluding short-term investments
[91]	Excluding short-term investments
[92]	Excluding short-term investments
[93]	Excluding short-term investments
[94]	Excluding short-term investments
[95]	Excluding short-term investments
[96]	Excluding short-term investments
[97]	Excluding short-term investments
[98]	Excluding short-term investments
[99]	Excluding short-term investments
[100]	Excluding short-term investments
[101]	Excluding short-term investments
[102]	Excluding short-term investments
[103]	Excluding short-term investments
[104]	Excluding short-term investments
[105]	Excluding short-term investments
[106]	Excluding short-term investments
[107]	Excluding short-term investments
[108]	Excluding short-term investments
[109]	Excluding short-term investments
[110]	Excluding short-term investments
[111]	Excluding short-term investments
[112]	Excluding short-term investments
[113]	Excluding short-term investments
[114]	Excluding short-term investments
[115]	Excluding short-term investments
[116]	Excluding short-term investments
[117]	Excluding short-term investments
[118]	Less than one-tenth of a percent.
[119]	Excluding short-term investments
[120]	Excluding short-term investments
[121]	Excluding short-term investments
[122]	Excluding short-term investments
[123]	Excluding short-term investments
[124]	Excluding short-term investments
[125]	Excluding short-term investments
[126]	Excluding short-term investments
[127]	Excluding short-term investments
[128]	Excluding short-term investments
[129]	Excluding short-term investments
[130]	Excluding short-term investments
[131]	Excluding short-term investments
[132]	Excluding short-term investments
[133]	Excluding short-term investments
[134]	Excluding short-term investments
[135]	Excluding short-term investments
[136]	Excluding short-term investments
[137]	Excluding short-term investments
[138]	Excluding short-term investments
[139]	Excluding short-term investments
[140]	Excluding short-term investments
[141]	Excluding short-term investments
[142]	Excluding short-term investments
[143]	Excluding short-term investments
[144]	Excluding short-term investments
[145]	Excluding short-term investments